License and Acquisition Agreements - MedImmune License Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
License and Acquisition Agreements
Accrued milestone payments	$ 10,000	$ 10,000		$ 10,000		$ 10,000
Research and development		20,644	$ 14,008	50,475	$ 26,426	56,357	$ 17,439
MedImmune Agreement
License and Acquisition Agreements
Upfront payment for exchange of rights	8,000
Milestone payment to be paid upon regulatory milestone achievement	10,000					10,000
Accrued milestone payments	10,000	10,000		10,000		10,000
Pass-through payment to be paid upon clinical milestone achievement	5,000
Annual net sales excluding from calculation of specified annual net sales thresholds	$ 1,000,000
Maximum percentage of royalty payable on annual net sales of licensed products	20.00%
Notice period to terminate the agreement by both parties for material breaches	90 days
Notice period to terminate the agreement	90 days
Research and development						18,000
Research and development expense, Milestone		$ 0	$ 0	$ 0	$ 0
Minimum | MedImmune Agreement
License and Acquisition Agreements
Additional specified annual net sales threshold for additional milestone payment.	$ 1,000,000
Maximum | MedImmune Agreement
License and Acquisition Agreements
Milestone payment to be paid upon specified milestone achievements for first two indications	72,500					72,500
Milestone payment to be paid upon clinical and regulatory milestone achievement	15,000					15,000
Milestone payment to be paid upon specified annual sales milestone achievements	85,000					85,000
Additional milestone payments payable after achievement of additional annual sales	$ 1,100,000					$ 1,100,000